Investment Risks	May 10, 2024
Venerable High Yield Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable High Yield Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable High Yield Fund | Fixed Income Securities 1 [Member]
Prospectus [Line Items]
Risk [Text Block]	• Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
Venerable High Yield Fund | Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds") [Member]
Prospectus [Line Items]
Risk [Text Block]	• Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade debt securities. Accordingly, non-investment grade debt securities are considered speculative investments.
Venerable High Yield Fund | Global Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Global Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Venerable High Yield Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Liquidity Risk. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. For derivatives, this also includes the risk involving liquidity demands that derivatives can create to make payments of margin or settlement payments to counterparties. Such events and conditions may adversely affect the value of the Fund's investments, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Venerable High Yield Fund | Active Management [Member]
Prospectus [Line Items]
Risk [Text Block]	• Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as FT expects. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that FT will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
Venerable High Yield Fund | Fundamental Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security's value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
Venerable High Yield Fund | Quantitative Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	• Quantitative Investing. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
Venerable High Yield Fund | Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]	• Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
Venerable High Yield Fund | U.S. and Non-U.S. Corporate Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
Venerable High Yield Fund | Non-U.S. Debt [Member]
Prospectus [Line Items]
Risk [Text Block]	• Non-U.S. Debt. The value of an investment in non-U.S. debt, even when U.S. dollar denominated, may be affected by political, economic or social conditions. Non-U.S. debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.
Venerable High Yield Fund | Loans and Other Direct Indebtedness [Member]
Prospectus [Line Items]
Risk [Text Block]	• Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
Venerable High Yield Fund | Distressed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	• Distressed Securities. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, the Fund may lose all of its investment in the distressed securities.
Venerable High Yield Fund | Equity Securities 1 [Member]
Prospectus [Line Items]
Risk [Text Block]	• Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some small and medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
Venerable High Yield Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• High Portfolio Turnover Risk. The Fund may engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains.
Venerable High Yield Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
Venerable High Yield Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) [Member]
Prospectus [Line Items]
Risk [Text Block]	• Impact of Large Redemptions (Including Possible Fund Liquidation). The Fund is used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.
Venerable Moderate Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable Moderate Allocation Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable Moderate Allocation Fund | Fixed Income Securities 1 [Member]
Prospectus [Line Items]
Risk [Text Block]	• Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund's investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
Venerable Moderate Allocation Fund | Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds") [Member]
Prospectus [Line Items]
Risk [Text Block]	• Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade debt securities. Accordingly, non-investment grade debt securities are considered speculative investments.
Venerable Moderate Allocation Fund | Global Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Global Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund's portfolio instruments or achieving an Underlying Fund's objective.
Venerable Moderate Allocation Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Liquidity Risk. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. For derivatives, this also includes the risk involving liquidity demands that derivatives can create to make payments of margin or settlement payments to counterparties. Such events and conditions may adversely affect the value of an Underlying Fund's investments, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund's portfolio instruments or achieving an Underlying Fund's objective.
Venerable Moderate Allocation Fund | Active Management [Member]
Prospectus [Line Items]
Risk [Text Block]	• Active Management. Despite strategies designed to achieve an Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in an Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as the Underlying Fund's discretionary sub-adviser or money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that the discretionary sub-adviser will effectively assess an Underlying Fund's portfolio characteristics and it is possible that its judgments regarding an Underlying Fund's exposures may prove incorrect. In addition, actions taken to manage Underlying Fund characteristics, including risk, may be ineffective and/or cause an Underlying Fund to underperform.
Venerable Moderate Allocation Fund | Fundamental Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security's value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause an Underlying Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
Venerable Moderate Allocation Fund | Quantitative Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	• Quantitative Investing. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to an Underlying Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.
Venerable Moderate Allocation Fund | Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]	• Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus an Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
Venerable Moderate Allocation Fund | U.S. and Non-U.S. Corporate Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
Venerable Moderate Allocation Fund | Loans and Other Direct Indebtedness [Member]
Prospectus [Line Items]
Risk [Text Block]	• Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
Venerable Moderate Allocation Fund | Distressed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	• Distressed Securities. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, an Underlying Fund may lose all of its investment in the distressed securities.
Venerable Moderate Allocation Fund | Equity Securities 1 [Member]
Prospectus [Line Items]
Risk [Text Block]	• Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some small and medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
Venerable Moderate Allocation Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• High Portfolio Turnover Risk. An Underlying Fund may engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains.
Venerable Moderate Allocation Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
Venerable Moderate Allocation Fund | Investing in Affiliated Underlying Funds [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Affiliated Underlying Funds. The assets of the Fund are invested in shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Adviser is the adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
Venerable Moderate Allocation Fund | Asset Allocation [Member]
Prospectus [Line Items]
Risk [Text Block]	• Asset Allocation. There is no assurance that the asset allocation of the Fund will achieve the Fund's investment objective. Nor is there any assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if the Adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Venerable Large Cap Index Fund, Venerable US Large Cap Core Equity Fund, Venerable US Large Cap Strategic Equity Fund, Venerable High Yield Fund, and Venerable Strategic Bond Fund, which are also principal risks of investing in the Fund as a result of its investment in those funds.
Venerable Moderate Allocation Fund | Multi-Manager Approach [Member]
Prospectus [Line Items]
Risk [Text Block]	• Multi-Manager Approach. Certain Underlying Funds may be managed pursuant to a multi-manager approach, where multiple money managers are responsible for providing investment advice with respect to separate portions of the Underlying Fund's assets. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
Venerable Moderate Allocation Fund | Mortgage-Backed Securities 1 [Member]
Prospectus [Line Items]
Risk [Text Block]	• Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
Venerable Moderate Allocation Fund | Asset-Backed Securities 1 [Member]
Prospectus [Line Items]
Risk [Text Block]	• Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
Venerable Moderate Allocation Fund | Non-U.S. and Emerging Markets Debt [Member]
Prospectus [Line Items]
Risk [Text Block]	• Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt, even when U.S. dollar denominated, may be affected by political, economic or social conditions. Non-U.S. and emerging markets debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. Investing in emerging markets debt may involve more risk than investments in developed country debt.
Venerable Moderate Allocation Fund | Government Issued or Guaranteed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	• Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
Venerable Moderate Allocation Fund | Index-Based Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	• Index-Based Investing. The Venerable Large Cap Index Fund uses an index replication strategy to seek to purchase the securities in an index (the "reference index") in order to track the reference index's performance. The Venerable Large Cap Index Fund will generally hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. The Venerable US Large Cap Core Equity Fund may use index-based strategies (including index replication and optimized index sampling which seeks to purchase a sampling of securities using optimization and risk models) to manage fund characteristics. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause an Underlying Fund's return to be lower than if the Underlying Fund employed a fundamental investment approach to security selection. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of an Underlying Fund will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies.
Venerable Moderate Allocation Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Information Technology Sector Risk. To the extent that an Underlying Fund invests significantly in the information technology sector, the Underlying Fund will be sensitive to changes in, and the Underlying Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.
Venerable Moderate Allocation Fund | Real Estate Investment Trusts ("REITs") [Member]
Prospectus [Line Items]
Risk [Text Block]	• Real Estate Investment Trusts ("REITs"). REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
Venerable Moderate Allocation Fund | Non-Discretionary Implementation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Non-Discretionary Implementation Risk. With respect to the portion of an Underlying Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause an Underlying Fund's return to be lower than if the Underlying Fund employed discretionary money managers with respect to that portion of its portfolio.
Venerable Moderate Allocation Fund | Impact of Large Redemptions (Including Possible Underlying Fund Liquidation) [Member]
Prospectus [Line Items]
Risk [Text Block]	• Impact of Large Redemptions (Including Possible Underlying Fund Liquidation). The Underlying Funds may have a large percentage of their shares owned by the Fund and other fund of funds. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund's portfolio securities, higher Underlying Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Underlying Fund's portfolio. As a result, large redemption activity could adversely affect an Underlying Fund's ability to conduct its investment program which, in turn, could adversely impact the Underlying Fund's performance or may result in the Underlying Fund no longer remaining at an economically viable size, in which case the Underlying Fund may cease operations.
Venerable Large Cap Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable Large Cap Index Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable Large Cap Index Fund | Global Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Global Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Venerable Large Cap Index Fund | Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]	• Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
Venerable Large Cap Index Fund | Equity Securities 1 [Member]
Prospectus [Line Items]
Risk [Text Block]	• Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
Venerable Large Cap Index Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
Venerable Large Cap Index Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) [Member]
Prospectus [Line Items]
Risk [Text Block]	• Impact of Large Redemptions (Including Possible Fund Liquidation). The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.
Venerable Large Cap Index Fund | Index-Based Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	• Index-Based Investing. The Fund uses an index replication strategy to seek to purchase the securities in an index (the "reference index") in order to track the reference index's performance. The Fund will generally hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund's return to be lower than if the Fund employed a fundamental investment approach to security selection. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of the Fund will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies.
Venerable Large Cap Index Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Information Technology Sector Risk. To the extent that the Fund invests significantly in the information technology sector, the Fund will be sensitive to changes in, and the Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.
Venerable Large Cap Index Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Industry Concentration Risk. To the extent the Fund concentrates its investments in one or more industries, the Fund will carry much greater risk of adverse developments in those industries than a fund that invests in a wide variety of industries.
Venerable Strategic Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable Strategic Bond Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable Strategic Bond Fund | Fixed Income Securities 1 [Member]
Prospectus [Line Items]
Risk [Text Block]	• Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
Venerable Strategic Bond Fund | Global Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Global Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Venerable Strategic Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Liquidity Risk. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. For derivatives, this also includes the risk involving liquidity demands that derivatives can create to make payments of margin or settlement payments to counterparties. Such events and conditions may adversely affect the value of the Fund's investments, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Venerable Strategic Bond Fund | Active Management [Member]
Prospectus [Line Items]
Risk [Text Block]	• Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as FT or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that FT will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
Venerable Strategic Bond Fund | Fundamental Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security's value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
Venerable Strategic Bond Fund | Quantitative Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	• Quantitative Investing. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
Venerable Strategic Bond Fund | Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]	• Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
Venerable Strategic Bond Fund | U.S. and Non-U.S. Corporate Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
Venerable Strategic Bond Fund | Loans and Other Direct Indebtedness [Member]
Prospectus [Line Items]
Risk [Text Block]	• Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
Venerable Strategic Bond Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
Venerable Strategic Bond Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) [Member]
Prospectus [Line Items]
Risk [Text Block]	• Impact of Large Redemptions (Including Possible Fund Liquidation). The Fund is used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.
Venerable Strategic Bond Fund | Multi-Manager Approach [Member]
Prospectus [Line Items]
Risk [Text Block]	• Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
Venerable Strategic Bond Fund | Mortgage-Backed Securities 1 [Member]
Prospectus [Line Items]
Risk [Text Block]	• Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
Venerable Strategic Bond Fund | Asset-Backed Securities 1 [Member]
Prospectus [Line Items]
Risk [Text Block]	• Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
Venerable Strategic Bond Fund | Non-U.S. and Emerging Markets Debt [Member]
Prospectus [Line Items]
Risk [Text Block]	• Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt, even when U.S. dollar denominated, may be affected by political, economic or social conditions. Non-U.S. and emerging markets debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. Investments in emerging markets debt may involve more risk than investments in developed country debt.
Venerable Strategic Bond Fund | Government Issued or Guaranteed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	• Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
Venerable US Large Cap Core Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable US Large Cap Core Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable US Large Cap Core Equity Fund | Global Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Global Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Venerable US Large Cap Core Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Liquidity Risk. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. For derivatives, this also includes the risk involving liquidity demands that derivatives can create to make payments of margin or settlement payments to counterparties. Such events and conditions may adversely affect the value of the Fund's investments, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Venerable US Large Cap Core Equity Fund | Active Management [Member]
Prospectus [Line Items]
Risk [Text Block]	• Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
Venerable US Large Cap Core Equity Fund | Fundamental Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security's value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
Venerable US Large Cap Core Equity Fund | Quantitative Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	• Quantitative Investing. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
Venerable US Large Cap Core Equity Fund | Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]	• Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
Venerable US Large Cap Core Equity Fund | Equity Securities 1 [Member]
Prospectus [Line Items]
Risk [Text Block]	• Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
Venerable US Large Cap Core Equity Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
Venerable US Large Cap Core Equity Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) [Member]
Prospectus [Line Items]
Risk [Text Block]	• Impact of Large Redemptions (Including Possible Fund Liquidation). The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.
Venerable US Large Cap Core Equity Fund | Multi-Manager Approach [Member]
Prospectus [Line Items]
Risk [Text Block]	• Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
Venerable US Large Cap Core Equity Fund | Index-Based Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	• Index-Based Investing. Index-based strategies (including index replication which seeks to purchase the securities in an index or a blend of indexes and optimized index sampling which seeks to purchase a sampling of securities using optimization and risk models), which may be used to gain desired Fund exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
Venerable US Large Cap Core Equity Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Information Technology Sector Risk. To the extent that the Fund invests significantly in the information technology sector, the Fund will be sensitive to changes in, and the Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.
Venerable US Large Cap Core Equity Fund | Real Estate Investment Trusts ("REITs") [Member]
Prospectus [Line Items]
Risk [Text Block]	• Real Estate Investment Trusts ("REITs"). REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
Venerable US Large Cap Core Equity Fund | Non-Discretionary Implementation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.
Venerable US Large Cap Strategic Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable US Large Cap Strategic Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable US Large Cap Strategic Equity Fund | Global Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Global Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Venerable US Large Cap Strategic Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Liquidity Risk. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. For derivatives, this also includes the risk involving liquidity demands that derivatives can create to make payments of margin or settlement payments to counterparties. Such events and conditions may adversely affect the value of the Fund's investments, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Venerable US Large Cap Strategic Equity Fund | Active Management [Member]
Prospectus [Line Items]
Risk [Text Block]	• Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as FT or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that FT will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
Venerable US Large Cap Strategic Equity Fund | Fundamental Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security's value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
Venerable US Large Cap Strategic Equity Fund | Quantitative Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	• Quantitative Investing. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
Venerable US Large Cap Strategic Equity Fund | Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]	• Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
Venerable US Large Cap Strategic Equity Fund | Equity Securities 1 [Member]
Prospectus [Line Items]
Risk [Text Block]	• Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
Venerable US Large Cap Strategic Equity Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
Venerable US Large Cap Strategic Equity Fund | Multi-Manager Approach [Member]
Prospectus [Line Items]
Risk [Text Block]	• Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
Venerable US Large Cap Strategic Equity Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Information Technology Sector Risk. To the extent that the Fund invests significantly in the information technology sector, the Fund will be sensitive to changes in, and the Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.
Venerable US Large Cap Strategic Equity Fund | Real Estate Investment Trusts ("REITs") [Member]
Prospectus [Line Items]
Risk [Text Block]	• Real Estate Investment Trusts ("REITs"). REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
Venerable US Large Cap Strategic Equity Fund | Non-Discretionary Implementation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.